Accounts receivable - Summary of accounts receivable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of transactions between related parties [line items]
Spot voyage and time charter receivables	$ 5,263	$ 9,968
Insurance receivables	1,749	2,650
Other receivables	1,795	279
Accounts receivable	$ 180,801	150,183
Owned vessels period we assume working capital contributions will not be repaid	12 months
Other related parties
Disclosure of transactions between related parties [line items]
Receivables from the related parties	$ 171,994	137,286
Other related parties | Scorpio MR Pool Limited
Disclosure of transactions between related parties [line items]
Receivables from the related parties	52,388	72,794
Other related parties | Scorpio LR2 Pool Limited
Disclosure of transactions between related parties [line items]
Receivables from the related parties	96,258	53,046
Other related parties | Scorpio Handymax Tanker Pool Limited
Disclosure of transactions between related parties [line items]
Receivables from the related parties	5,943	6,919
Other related parties | Mercury Pool Limited
Disclosure of transactions between related parties [line items]
Receivables from the related parties	4,271	4,053
Other related parties | Scorpio Services Holding Limited (SSH)
Disclosure of transactions between related parties [line items]
Receivables from the related parties	1,412	474
Other related parties | Geoserve Energy Transport DMCC
Disclosure of transactions between related parties [line items]
Receivables from the related parties	$ 11,722	$ 0